UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    03/31/10

Check here if Amendment [ ];    Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

WESTCLIFF CAPITAL MANAGEMENT, LLC
200 Seventh Avenue, Suite 105
Santa Cruz, CA 95062


Form 13F File Number:      028-07054


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

RICHARD S. SPENCER III
Managing Member of Westcliff Capital Management, LLC
831-477-4412


Signature, Place, and Date of Signing:

/s/ Richard S. Spencer III
------------------------------
Richard S. Spencer
Santa Cruz, CA
05/11/2010


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                                   0
Form 13F Information Table Entry Total:                             55
Form 13F Information Table Value Total (x$1000):               $78,096


List of Other Included Managers:				  NONE

                                                Westcliff Capital Management, LLC
                                                   FORM 13F INFORMATION TABLE
                                                        AS OF 03/31/10



                        TITLE                  VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER        OF CLASS     CUSIP     (X$1000)   PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
-------------------  ----------    ------    ---------  --------    ---  ----  ------- --------  --------  ------   ----

advanced
 energy industries	COM	   007973100	 2906	 175502	     SH		Sole		   175502
agnico-eagle
 mines ltd		COM	   008474108	 2674	  48035	     SH		Sole		    48035
anadigics inc		COM	   032515108	 1762	 362600	     SH		Sole		   362600
barrick gold corp	COM	   067901108	 2820	  73565	     SH		Sole		    73565
brooks automation inc	COM	   114340102	 1132	 128380	     SH		Sole		   128380
calfrac well
 services ltd		COM	   CA1295841	 2883	 138050	     SH		Sole		   138050
ce franklin ltd		COM	   125151100	 2371	 349254	     SH		Sole		   349254
dg fastchannel inc	COM	   23326R109	 3182	  99600	     SH		Sole		    99600
electro scientific
 inds inc		COM	   285229100	 2445	 190832	     SH		Sole		   190832
energy fuels inc	COM	   292671104	  120	 542270	     SH		Sole		   542270
ethan allen
 interiors inc		COM	   297602104	 1598	  77440	     SH		Sole		    77440
evergreen energy inc	COM	   30024B104	  136	 690501	     SH		Sole		   690501
evergreen energy
 inc warrants		COM	   30024B104	    0	7710229	     SH		Sole		  7710229
goldcorp inc		COM	   380956409	 2021	  54290	     SH		Sole		    54290
gse systems
 inc warrants		COM	   36227K106	    0	  76527	     SH		Sole		    76527
heidrick &
 struggles intl		COM	   422819102	  395	  14080	     SH		Sole		    14080
hercules offshore inc	COM	   427093109	 1991	 460880	     SH		Sole		   460880
immersion corp		COM	   452521107	  445	  89000	     SH		Sole		    89000
integrated
 silicon solution	COM	   45812P107	 3938	 373302	     SH		Sole		   373302
kinross gold corp	COM	   496902404	 1943	 113695	     SH		Sole		   113695
korn ferry intl		COM	   500643200	  834	  47250	     SH		Sole		    47250
lattice
 semiconductor corp	COM	   518415104	 2863	 779980	     SH		Sole		   779980
mindspeed
 technologies inc	COM	   602682205	 1687	 210660	     SH		Sole		   210660
mks instruments inc	COM	   55306N104	 1299	  66310	     SH		Sole		    66310
newmont mining corp	COM	   651639106	 2192	  43045	     SH		Sole		    43045
omnivision technologies	COM	   682128103	 1890	 110020	     SH		Sole		   110020
orion energy
 systems inc		COM	   686275108	 1666	 339949	     SH		Sole		   339949
paladin res nl		COM	   Q7264T104	  148	  40880	     SH		Sole		    40880
pioneer nat res co	COM	   723787107	  573	  10180	     SH		Sole		    10180
plains expl& prodtn co	COM	   726505100	  220	   7340	     SH		Sole		     7340
rf micro devices inc	COM	   749941100	 1379	 276940	     SH		Sole		   276940
rosetta resources inc	COM	   777779307	  535	  22730	     SH		Sole		    22730
rudolph
 technologies inc	COM	   781270103	 1684	 195812	     SH		Sole		   195812
sanmina sci corp	COM	   800907206	 1265	  76640	     SH		Sole		    76640
seahawk drilling inc.	COM	   81201R107	 2210	 117260	     SH		Sole		   117260
silicon graphics inc	COM	   82706L108	  385	  36000	     SH		Sole		    36000
st mary ld & expl co	COM	   792228108	  716	  20570	     SH		Sole		    20570
standard
 microsystems corp	COM	   853626109	  503	  21620	     SH		Sole		    21620
superior well svcs inc	COM	   86837X105	 2585	 193222	     SH		Sole		   193222
support.com inc		COM	   86858W101	 3097	 947173	     SH		Sole		   947173
swift energy co		COM	   870738101	  615	  20000	     SH		Sole		    20000
treasur island
 rty tr unit		COM	   894626209	 1122	1068582	     SH		Sole		  1068582
trican well svc ltd	COM	   895945103	 1770	 136750	     SH		Sole		   136750
triquint
 semiconductor inc	COM	   89674K103	 1648	 235360	     SH		Sole		   235360
trueblue inc		COM	   89785X101	  852	  54981	     SH		Sole		    54981
twin disc inc		COM	   901476101	 1521	 124489	     SH		Sole		   124489
txco res inc		COM	   87311M102	    0	  70240	     SH		Sole		    70240
uex corp		COM	   902666106	  208	 248000	     SH		Sole		   248000
ultra clean hldgs inc	COM	   90385V107	 1604	 188100	     SH		Sole		   188100
ur energy inc		COM	   91688R108	 1277	1520320	     SH		Sole		  1520320
uranium energy
 corp com		COM	   916896103	 1095	 340116	     SH		Sole		   340116
uranium energy
 corp warrants		COM	   916896103	   25	 208333	     SH		Sole		   208333
vantage drilling co	COM	   G93205113	  932	 630000	     SH		Sole		   630000
volterra
 semiconductor corp	COM	   928708106	  966	  38475	     SH		Sole		    38475
xyratex ltd		COM	   G98268108	 1968	 116237	     SH		Sole		   116237

REPORT SUMMARY 		55	DATA RECORDS	78096		0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

